Financial Instruments Descriptions (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) $ / Mcf MMcf	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Minimum Hedge Percentage Of Anticipated Heating Season Gas		25.00%
Maximum Hedge Percentage Of Anticipated Heating Season Gas		50.00%
Hedge Percentage Of Actual Heating Season Gas		33.00%
Hedge Volume Of Actual Heating Season Gas | MMcf		23,000
Weighted Average Cost Of Actual Heating Season Gas | $ / Mcf		3.14
Minimum Length Of Time Hedged In Cash Flow Hedge		1 month
Maximum Length of Time Hedged in Cash Flow Hedge		63 months
Net Open Positions | MMcf		100
Gain (Loss) On Hedge Ineffectiveness		$ 21.6	$ 0.2	$ 1.9
Regulated Segments Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate		37.00%	37.00%
Nonregulated Segment Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate		39.00%	39.00%
Gain (Loss) On Derivative Instruments Not Designated Hedges Net Pretax		$ (15.5)	$ 15.5	$ (5.0)
Interest Rate Hedges, Senior Notes 2015 Issuance [Member]
Derivative [Line Items]
Derivative, Notional Amount		500.0
Derivative, Cash Received on Hedge	$ 13.4
Interest Rate Hedges, Senior Notes 2017 Issuance [Member]
Derivative [Line Items]
Derivative, Notional Amount		210.0
Anticipated Debt Issuance, Amount		250.0
Interest Rate Hedges, Senior Notes 2019 Issuance [Member]
Derivative [Line Items]
Derivative, Notional Amount		450.0
Anticipated Debt Issuance, Amount		$ 450.0